Income Tax Expense/(Benefit) (Tables) - Bendon Limited [Member]	12 Months Ended
Jan. 31, 2020
Income taxes [Line Items]
Disclosure of Detailed Information About Major Components of Tax Expense Income

(a) The major components of tax expense/(benefit) comprise:

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Current tax
Current tax on profits for the period	28	(667)	537
Adjustments for current tax of prior periods	53	(607)	(477)
Total current tax expense/(benefit)	81	(1,274)	60
Deferred tax expense
Decrease in deferred tax assets (note 29)	701	-	-
Income tax expense/(benefit) for continuing operations	782	(1,274)	60

Disclosure of Detailed Information About Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates

(b) Reconciliation of income tax to accounting profit:

Loss before income tax	(53,523)	(50,494)	(37,533)
Tax at New Zealand tax rate of 28%	(14,986)	(14,138)	(10,509)
Tax effect of:
- permanent differences (including impairment expense)	5,108	753	(105)
- adjustments in respect of current income tax of previous years	32	(522)	(449)
- effects of different tax rates of subsidiaries operating in other jurisdictions	(301)	493	(30)
- deferred tax assets relating to the current year not brought to account	10,163	12,077	11,150
- deferred tax assets relating to prior periods no longer recognised (note 29)	701	-	-
- other	65	63	3
Income tax expense/(benefit)	782	(1,274)	60

Disclosure of Detailed Information About Tax Losses Not Recognised

(c) Tax losses not recognised

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Unused tax losses for which no deferred tax asset has been recognised	166,882	130,587	87,455
Potential tax benefit at 28%	46,727	36,564	24,487

Disclosure of Detailed Information About Temporary Differences Not Recognised

(d) Temporary differences not recognised

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Temporary differences for which no deferred tax asset has been recognised	9,825	14,504	14,661
Potential tax benefit at 28%	2,751	4,061	4,105